Organization and Business Operations (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Cash Provided by (Used in) Operating Activities, Continuing Operations, Total	$ (445,576)	$ (363,862)			$ (1,653,574)	$ (1,139,758)
Stockholders' Equity Attributable to Parent, Total	153,804				345,574
Members' Equity, Total	(153,804)		$ (1,227,550)		(345,574)	(1,227,550)	$ (1,812,633)
Net Income (Loss) Attributable to Parent, Total	$ (669,011)	$ (949,203)	$ (3,746,875)	$ (5,094,421)	$ (5,748,397)	$ (8,841,296)